Other Long-Term Receivable (Details) - Schedule of other long-term receivable - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of other long-term receivable [Abstract]
Escrow deposits for IPO proceeds	$ 400,000
Long- term deposits for contracts performance	313,986
Other long-term receivables	109,130
Total	$ 823,116